Financial Instruments - Summary of Significant Exchange Rates Applied (Detail)	12 Months Ended
	Mar. 31, 2026 ₨ / $	Mar. 31, 2026 ₨ / د.إ ₨ / $	Mar. 31, 2026 د.إ / ₨ ₨ / $	Mar. 31, 2025 ₨ / $	Mar. 31, 2025 ₨ / د.إ ₨ / $	Mar. 31, 2025 ₨ / $ د.إ / ₨	Mar. 31, 2026 ₨ / د.إ	Mar. 31, 2026 د.إ / ₨	Mar. 31, 2025 ₨ / د.إ	Mar. 31, 2025 د.إ / ₨
Foreign exchange rates [abstract]
Average exchange rate per unit	0.0113	0.0395	25.2845	0.0118	0.0434	23.0235
Reporting date rate per unit	0.0107	0.0107	0.0107	0.0117	0.0117	0.0117	0.0391	25.5578	0.043	23.2684